SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of disaggregation by types of revenues and revenue by product offerings ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Online lending platform revenue
Total	¥ 561,667		¥ 761,451		¥ 1,256,005
Revolving loan products [Member]
Online lending platform revenue
Total	35,820		30,604		230,124
Non-revolving loan products [Member]
Online lending platform revenue
Total					286,582
Direct lending program revenue
Online lending platform revenue
Total			9,178		519,543
Other revenue [Member]
Online lending platform revenue
Total	525,847		721,669		219,756
Loan facilitation services [Member]
Online lending platform revenue
Total					177,147
Loan facilitation services [Member] | Revolving loan products [Member]
Online lending platform revenue
Total					26,376
Loan facilitation services [Member] | Non-revolving loan products [Member]
Online lending platform revenue
Total					84,485
Loan facilitation services [Member] | Direct lending program revenue
Online lending platform revenue
Total					66,286
Loan facilitation services [Member] | Other revenue [Member]
Online lending platform revenue
Total
Post origination services [Member]
Online lending platform revenue
Total	35,820		39,782		859,102
Post origination services [Member] | Revolving loan products [Member]
Online lending platform revenue
Total	35,820		30,604		203,748
Post origination services [Member] | Non-revolving loan products [Member]
Online lending platform revenue
Total					202,097
Post origination services [Member] | Direct lending program revenue
Online lending platform revenue
Total			9,178		453,257
Post origination services [Member] | Other revenue [Member]
Online lending platform revenue
Total
Sales income [Member]
Online lending platform revenue
Total | $		$ 154,906		$ 202,960		$ 5,667
Sales income [Member] | Revolving loan products [Member]
Online lending platform revenue
Total | $
Sales income [Member] | Non-revolving loan products [Member]
Online lending platform revenue
Total | $
Sales income [Member] | Direct lending program revenue
Online lending platform revenue
Total | $
Sales income [Member] | Other revenue [Member]
Online lending platform revenue
Total | $		$ 154,906		$ 202,960		$ 5,667
Technical services [Member]
Online lending platform revenue
Total	327,245		417,566		38,313
Technical services [Member] | Revolving loan products [Member]
Online lending platform revenue
Total
Technical services [Member] | Non-revolving loan products [Member]
Online lending platform revenue
Total
Technical services [Member] | Direct lending program revenue
Online lending platform revenue
Total
Technical services [Member] | Other revenue [Member]
Online lending platform revenue
Total	327,245		417,566		38,313
Other revenues [Member]
Online lending platform revenue
Total	43,696		101,143		175,776
Other revenues [Member] | Revolving loan products [Member]
Online lending platform revenue
Total
Other revenues [Member] | Non-revolving loan products [Member]
Online lending platform revenue
Total
Other revenues [Member] | Direct lending program revenue
Online lending platform revenue
Total
Other revenues [Member] | Other revenue [Member]
Online lending platform revenue
Total	¥ 43,696		¥ 101,143		¥ 175,776